10-Q FAIR VALUE MEASUREMENTS - Assumptions (Details) - Private Placement Warrant	Mar. 31, 2024	Dec. 31, 2023 $ / shares
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0409	0.0409
Term to expiration
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	5	5
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.50	11.50
Common Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	10.03	10.03
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0